Business segment information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of Reporting Segment [Line Items]
Lease liabilities	$ 18,799	$ 19,914
Description of Percentage of Revenue that either of the segments had Exceeded	As of December 31, 2020, 2019, and 2018, respectively, the Bank has no customer, either individually or as group of companies, that represents more than 10% of total revenues
IFRS 16 [Member]
Disclosure of Reporting Segment [Line Items]
Right of use assets			$ 17,400
Lease liabilities			$ 20,900